UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     August 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $196,593 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION INC NEW             COM NEW          004930202      681    20000 SH       DEFINED                          20000
AIRSPAN NETWORKS INC           COM              00950h102     4306  5743139 SH       DEFINED                        5743139
ALIGN TECHNOLOGY INC           COM              016255101     5810   553839 SH       DEFINED                         553839
ALSIUS CORPORATION             COM              021211107      577   480519 SH       DEFINED                         480519
ALSIUS CORPORATION             *W EXP 08/03/200 021211115       11   102723 SH       DEFINED                         102723
AMYLIN PHARMACEUTICALS INC     COM              032346108     3129   123255 SH       DEFINED                         123255
ARRAY BIOPHARMA INC            COM              04269X105     4396   935338 SH       DEFINED                         935338
BIOCRYST PHARMACEUTICALS       COM              09058V103     4628  1652901 SH       DEFINED                        1652901
BIOCRYST PHARMACEUTICALS       COM              09058V103     1750   625000 SH       DEFINED                         625000
CELEBRATE EXPRESS INC          COM              15100A104     1628   431801 SH       DEFINED                         431801
CLEARWIRE CORP                 CL A             185385309    27434  2116848 SH       DEFINED                        2116848
CURIS INC                      COM              231269101      491   336008 SH       DEFINED                         336008
DELIA'S INC NEW                COM              246911101     3863  1921658 SH       DEFINED                        1921658
DENISON MINES CORP             COM              248356107     1668   190000 SH       DEFINED                         190000
DG FASTCHANNEL INC             COM              23326R109     1630    94500 SH       DEFINED                          94500
EARTHLINK INC                  COM              270321102     9285  1073410 SH       DEFINED                        1073410
EMERITUS CORP                  COM              291005106     2017   137970 SH       DEFINED                         137970
ENLIVEN MARKETING TECH CORP    COM              293361101       80    93689 SH       DEFINED                          93689
F M C CORP                     COM NEW          302491303     1549    20000 SH       DEFINED                          20000
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108      251   167196 SH       DEFINED                         167196
GENAERA CORP                   COM NEW          36867G209      144    79366 SH       DEFINED                          79366
GENOMIC HEALTH INC             COM              37244C101     5172   270067 SH       DEFINED                         270067
GLU MOBILE INC                 COM              379890106    10815  2239051 SH       DEFINED                        2239051
HELICOS BIOSCIENCES CORP       COM              42326R109     3595   768148 SH       DEFINED                         768148
ICAGEN INC                     COM              45104P104      305   195433 SH       DEFINED                         195433
INFOCUS CORP                   COM              45665B106     1391   927004 SH       DEFINED                         927004
ISILON SYS INC                 COM              46432L104     4596  1035056 SH       DEFINED                        1035056
MANITEK INTL INC               COM              563420108     1397   272809 SH       DEFINED                         272809
MMC ENERGY INC                 COM NEW          55312Q208     6080  2702192 SH       DEFINED                        2702192
MONOGRAM BIOSCIENCES INC       COM              60975U108     6844  6222215 SH       DEFINED                        6222215
NEXTWAVE WIRELESS INC          COM              65337Y102      263    65089 SH       DEFINED                          65089
NOVAVAX INC                    COM              670002104      111    44627 SH       DEFINED                          44627
ORANGE 21 INC                  COM              685317109     2821   779197 SH       DEFINED                         779197
ORBCOMM INC                    COM              68555P100    15317  2687220 SH       DEFINED                        2687220
PROSHARES TR                   ULTSHT RUS2000   74347R834     3150    40000 SH       DEFINED                          40000
PROSHARES TR                   ULTRASHORT QQQ   74347R875     3811    85000 SH       DEFINED                          85000
PROSHARES TR                   ULTRA XIN CH25   74347R321    13716   162300 SH       DEFINED                         162300
PROXIM WIRELESS CORP           COM              744285107      531   884704 SH       DEFINED                         884704
PURECYCLE CORP                 COM NEW          746228303     1517   237109 SH       DEFINED                         237109
ROCKWOOD HLDGS INC             COM              774415103     8700   250000 SH       DEFINED                         250000
SCIENTIFIC LEARNING CORP       COM              808760102      820   213508 SH       DEFINED                         213508
SOURCEFIRE INC                 COM              83616T108     3006   388917 SH       DEFINED                         388917
STRATEGIC DIAGNOSTICS INC      COM              862700101     5521  1516811 SH       DEFINED                        1516811
SUPPORTSOFT INC                COM              868587106     3533  1087008 SH       DEFINED                        1087008
SURMODICS INC                  COM              868873100    10288   229433 SH       DEFINED                         229433
TOWERSTREAM CORP               COM              892000100     4003  3151584 SH       DEFINED                        3151584
U.S. AUTO PARTS NETWORK INC    COM              90343C100     3103   857258 SH       DEFINED                         857258
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      859   175000 SH       DEFINED                         175000